Consolidated Statements of Changes In Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2017 $ / shares
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividend per share	$ 1.00